Selected Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Selected Quarterly Data (Unaudited)
Selected Quarterly Data (Unaudited)
During the fourth quarter of 2015, the Company changed its method of accounting for U.S metals inventories, which were previously accounted for under LIFO method, to the average cost method. The change was applied retrospectively to the prior year and prior quarter financial information presented. See Note 1 - Basis of Presentation and Significant Accounting Policies in the consolidated financial statements for discussion of this accounting change and its related impact.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015
Net sales	$188,540	$166,328	$150,571	$132,498
Gross profit (a)	14,700	(19,080)	3,712	(66,827)

Loss from continuing operations	(15,662)	(47,095)	(28,772)	(121,252)
Income from discontinued operations, net of income taxes	535	843	955	683
Net loss (b)	(15,127)	(46,252)	(27,817)	(120,569)
Basic earnings (loss) per common share:
Continuing operations	$(0.67)	$(2.01)	$(1.22)	$(5.14)
Discontinued operations	0.02	0.04	0.04	0.03
Net basic loss per common share	$(0.65)	$(1.97)	$(1.18)	$(5.11)
Diluted earnings (loss) per common share:
Continuing operations	$(0.67)	$(2.01)	$(1.22)	$(5.14)
Discontinued operations	0.02	0.04	0.04	0.03
Net diluted loss per common share	$(0.65)	$(1.97)	$(1.18)	$(5.11)
2014
Net sales	$219,063	$214,095	$210,682	$197,832
Gross profit (a)	15,455	8,522	14,354	(162)

Loss from continuing operations	(15,563)	(68,061)	(8,852)	(30,242)
Income from discontinued operations, net of income taxes	953	995	824	558
Net loss (b)	(14,610)	(67,066)	(8,028)	(29,684)
Basic earnings (loss) per common share:
Continuing operations	$(0.67)	$(2.91)	$(0.38)	$(1.29)
Discontinued operations	0.04	0.04	0.04	0.02
Net basic loss per common share	$(0.63)	$(2.87)	$(0.34)	$(1.27)
Diluted earnings (loss) per common share:
Continuing operations	$(0.67)	$(2.91)	$(0.38)	$(1.29)
Discontinued operations	0.04	0.04	0.04	0.02
Net diluted loss per common share	$(0.63)	$(2.87)	$(0.34)	$(1.27)
(a) Gross profit equals net sales less cost of materials, warehouse, processing, and delivery costs and depreciation and amortization expense.
(b) Results include restructuring expense (income) for all quarters presented (see Note 11 - Restructuring Activity), a $33,742 impairment of intangible assets charge and a $61,472 charge for the write-down of inventory and purchase commitments in the fourth quarter of 2015, and a $56,160 goodwill impairment charge for second quarter of 2014.